UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Brian C. Janssen

EuroPacific Growth Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund®

Semi-annual report for the six months ended September 30, 2023

Tap into the growth
potential of
international equities

EuroPacific Growth Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	19.53%	3.00%	4.53%
Class A shares (reflecting 5.75% maximum sales charge)	12.35	1.53	3.66

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.57% for Class F-2 shares and 0.84% for Class A shares as of the prospectus dated June 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for EuroPacific Growth Fund for the periods ended September 30, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AEPGX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

11	Financial statements

15	Notes to financial statements

25	Financial highlights

Results at a glance

For periods ended September 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

EuroPacific Growth Fund (Class F-2 shares)[2]	–4.37%	19.53%	3.00%	4.53%	9.86%
EuroPacific Growth Fund (Class A shares)	–4.49	19.20	2.74	4.28	9.63
MSCI ACWI (All Country World Index) ex USA[3,4]	–1.43	20.39	2.58	3.35	7.91

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of April 16, 1984, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
[4]	From April 16, 1984, through December 31, 1987, the MSCI EAFE (Europe, Australasia, Far East) Index was used because the MSCI ACWI (All Country World Index) ex USA did not yet exist. Since January 1, 1988, the MSCI ACWI ex USA has been used. The MSCI EAFE Index reflects dividends net of withholding taxes. The MSCI ACWI ex USA reflects dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

EuroPacific Growth Fund	1

Investment portfolio September 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	27.87%
Japan	10.04
India	7.58
Canada	7.45
United Kingdom	7.17
Denmark	5.72
China	4.60
Switzerland	4.52
United States	3.71
Other countries	14.82
Short-term securities & other assets less liabilities	6.52
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 92.60%	Shares	Value (000)
Industrials 14.58%
Airbus SE, non-registered shares	20,038,695	$2,680,825
Safran SA	12,523,916	1,958,164
Recruit Holdings Co., Ltd.	34,672,544	1,067,723
DSV A/S	5,248,392	978,465
Kingspan Group PLC[1]	11,961,583	891,731
Techtronic Industries Co., Ltd.	84,012,091	815,671
Siemens AG	5,429,185	778,346
Melrose Industries PLC[1]	110,711,824	630,959
Rentokil Initial PLC	76,726,229	568,789
MTU Aero Engines AG	2,557,928	464,742
VAT Group AG	1,135,480	404,337
Trane Technologies PLC	1,964,120	398,540
SMC Corp.	837,379	374,837
Mitsui & Co., Ltd.[2]	8,723,700	316,183
Rheinmetall AG	1,053,290	271,562
Shenzhen Inovance Technology Co., Ltd., Class A	27,326,766	250,364
Grab Holdings, Ltd., Class A3	70,306,733	248,886
Larsen & Toubro, Ltd.	6,756,634	245,768
ABB, Ltd.	6,815,641	243,565
Daikin Industries, Ltd.	1,528,800	239,846
Brenntag SE	2,976,171	231,115
NIBE Industrier AB, Class B	35,110,951	228,806
International Consolidated Airlines Group SA (CDI)[3]	122,889,849	221,258
Ashtead Group PLC	3,546,434	215,561
TFI International, Inc.	1,668,432	214,243
Schneider Electric SE	1,278,664	210,804
Legrand SA	1,964,527	180,298
Diploma PLC	4,864,026	177,704
IMCD NV	1,298,922	164,187
Adecco Group AG	3,852,879	158,040
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	9,567,764	157,257
Rumo SA	34,489,564	156,579
Bunzl PLC	4,396,180	156,032
Wolters Kluwer NV	1,284,425	155,551
ASSA ABLOY AB, Class B	6,868,985	149,646
Canadian Pacific Kansas City, Ltd.[2]	1,874,778	139,502
Astra International Tbk PT	344,080,200	138,440
Thales SA	919,275	128,987
DHL Group	3,096,737	126,212
Ryanair Holdings PLC (ADR)[3]	1,168,149	113,556
AB Volvo, Class B	5,439,045	111,961
Experian PLC	3,375,710	110,282
Deutsche Lufthansa AG3	11,254,539	89,414
BAE Systems PLC	7,299,354	88,606

2	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airports of Thailand PCL, foreign registered shares[3]	43,422,513	$82,734
ZTO Express (Cayman), Inc., Class A (ADR)	3,421,996	82,710
InPost SA3	6,535,285	75,764
AutoStore Holdings, Ltd.[3]	50,870,645	71,500
Epiroc AB, Class A	1,577,939	29,867
Epiroc AB, Class B	1,807,740	28,905
Teleperformance SE	440,687	55,071
AirTAC International Group	1,721,923	52,292
BayCurrent Consulting, Inc.[2]	1,464,200	48,924
Hitachi, Ltd.[2]	744,800	46,173
Carel Industries SpA	1,506,900	36,120
TELUS International (Cda), Inc., subordinate voting shares[2,3]	4,240,510	32,313
Canadian National Railway Co.	256,742	27,804
Komatsu, Ltd.	1,026,000	27,727
ITOCHU Corp.[2]	744,900	26,913
Spirax-Sarco Engineering PLC	187,509	21,683
Fluidra, SA, non-registered shares	897,832	18,252
RELX PLC	495,116	16,698
Wizz Air Holdings PLC[3]	701,334	16,322
Interpump Group SpA	146,931	6,732
		18,457,848

Health care 13.11%
Novo Nordisk AS, Class B	62,490,169	5,684,471
Daiichi Sankyo Co., Ltd.	80,782,210	2,217,134
AstraZeneca PLC	13,313,043	1,791,627
Lonza Group AG	1,291,668	597,586
Argenx SE (ADR)[3]	1,120,991	551,113
Argenx SE, non-registered shares[3]	73,150	35,562
Siemens Healthineers AG	10,823,176	549,761
WuXi AppTec Co., Ltd., Class H2	20,919,508	248,946
WuXi AppTec Co., Ltd., Class A	18,541,345	220,717
WuXi Biologics (Cayman), Inc.[3]	77,319,212	454,111
EssilorLuxottica SA	2,401,902	417,517
HOYA Corp.	3,797,337	391,329
Bayer AG	7,460,272	358,316
Eisai Co., Ltd.	6,341,300	352,036
Takeda Pharmaceutical Co., Ltd.	8,472,500	263,121
Grifols, SA, Class A, non-registered shares[3]	17,698,156	229,148
Grifols, SA, Class B (ADR)[3]	3,401,424	31,089
Sonova Holding AG	1,094,716	259,424
Eurofins Scientific SE, non-registered shares	4,028,874	227,158
Genmab A/S3	629,839	222,888
Hypera SA, ordinary nominative shares	29,270,999	216,277
BeiGene, Ltd. (ADR)[3]	976,314	175,610
Sanofi	1,498,724	160,816
M3, Inc.	7,255,190	131,694
Novartis AG	1,194,893	121,932
Coloplast AS, Class B	1,131,488	119,393
Innovent Biologics, Inc.[2,3]	20,793,500	101,006
Asahi Intecc Co., Ltd.	5,086,500	91,399
Rede D’Or Sao Luiz SA	13,225,900	66,859
Ambu AS, Class B, non-registered shares[2,3]	6,288,336	65,413
Mankind Pharma, Ltd.[3]	2,977,000	64,342
Sartorius Stedim Biotech SA	258,673	61,558
bioMérieux SA	549,736	53,151
Roche Holding AG (ADR)	655,779	22,251
Bachem Holding AG	243,798	17,974
Straumann Holding AG	115,830	14,712
Hapvida Participações e Investimentos SA3	14,937,392	13,967
		16,601,408

Information technology 12.95%
Taiwan Semiconductor Manufacturing Co., Ltd.	167,693,649	2,721,348
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,042,220	438,169
ASML Holding NV	4,493,712	2,638,883
Shopify, Inc., Class A, subordinate voting shares[3]	26,311,174	1,435,801
SAP SE	8,987,968	1,166,692

EuroPacific Growth Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SK hynix, Inc.	11,394,441	$967,814
Capgemini SE	4,232,080	734,853
Tokyo Electron, Ltd.	5,082,683	691,676
Keyence Corp.	1,631,715	606,462
Samsung Electronics Co., Ltd.	9,714,563	492,188
NICE, Ltd. (ADR)[2,3]	2,366,453	402,297
NICE, Ltd.[3]	116,938	19,880
ASM International NV	1,003,294	418,975
Dassault Systemes SE	8,783,429	326,557
NEC Corp.	5,675,770	313,494
STMicroelectronics NV	7,159,959	308,483
OBIC Co., Ltd.	1,911,145	290,765
Sage Group PLC (The)	23,663,071	284,782
Hexagon AB, Class B	29,862,444	254,157
Constellation Software, Inc.	122,682	253,274
Lasertec Corp.	1,417,984	220,152
Fujitsu, Ltd.	1,613,229	189,807
Disco Corp.	932,200	171,188
EPAM Systems, Inc.[3]	518,823	132,658
Renesas Electronics Corp.[3]	8,057,500	123,622
NXP Semiconductors NV	560,425	112,040
Nemetschek SE	1,818,630	111,116
TDK Corp.	2,971,300	110,037
Halma PLC	3,752,663	88,164
Nomura Research Institute, Ltd.	3,137,600	81,653
Tata Consultancy Services, Ltd.	1,459,687	61,919
Suse SA2	4,277,314	57,810
Infosys, Ltd.	3,321,300	57,306
Canva, Inc.[3,4,5]	37,779	40,297
ALTEN SA, non-registered shares	180,485	23,689
MediaTek, Inc.	969,000	22,137
Reply SpA	231,665	21,748
Kingdee International Software Group Co., Ltd.[3]	4,707,234	5,774
		16,397,667

Consumer discretionary 12.29%
LVMH Moët Hennessy-Louis Vuitton SE	4,552,550	3,434,565
Flutter Entertainment PLC[1,3]	10,238,783	1,671,205
Flutter Entertainment PLC (CDI)[1,3]	663,972	108,183
MercadoLibre, Inc.[3]	1,381,809	1,751,968
adidas AG	3,961,085	697,404
Evolution AB	5,686,248	572,991
Hermès International	313,534	569,972
Galaxy Entertainment Group, Ltd.	85,949,374	514,116
Cie. Financière Richemont SA, Class A	4,046,525	493,038
Sony Group Corp.	5,684,833	465,029
Amadeus IT Group SA, Class A, non-registered shares	6,522,344	393,060
Midea Group Co., Ltd., Class A	49,155,162	373,673
Coupang, Inc., Class A3	21,957,240	373,273
Maruti Suzuki India, Ltd.	2,884,119	368,592
InterContinental Hotels Group PLC	4,785,501	352,799
Ferrari NV (EUR denominated)	1,151,089	339,244
Entain PLC	27,915,723	317,739
Booking Holdings, Inc.[3]	98,682	304,330
Pan Pacific International Holdings Corp.	12,687,100	266,429
Mercedes-Benz Group AG	3,796,609	264,442
Trip.com Group, Ltd. (ADR)[3]	6,528,144	228,289
Kering SA	473,828	215,432
Industria de Diseño Textil, SA	4,743,738	176,559
Alibaba Group Holding, Ltd.[3]	15,735,400	170,594
Dowlais Group PLC[1]	110,388,238	144,282
B&M European Value Retail SA	20,113,928	143,692
Titan Co., Ltd.	3,361,301	127,366
NEXT PLC	1,308,761	116,137
Li Ning Co., Ltd.	21,637,233	90,874
Prosus NV, Class N	2,783,255	82,021
Dollarama, Inc.	1,090,009	75,099
Domino’s Pizza Enterprises, Ltd.[2]	2,025,000	68,566

4	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
D’Ieteren Group	382,427	$64,335
Nitori Holdings Co., Ltd.	407,560	45,635
Bridgestone Corp.	1,068,600	41,649
Stellantis NV	1,901,306	36,469
Sands China, Ltd.[3]	11,081,600	33,699
Shenzhou International Group Holdings, Ltd.	3,332,600	31,817
Li Auto, Inc., Class A3	449,946	8,047
Li Auto, Inc., Class A (ADR)[2,3]	220,517	7,861
China Tourism Group Duty Free Corp., Ltd., Class A	479,962	7,061
China Tourism Group Duty Free Corp., Ltd., Class H2	525,700	6,910
JD.com, Inc., Class A	96,050	1,396
		15,555,842

Financials 11.90%
AIA Group, Ltd.	217,332,923	1,758,020
Kotak Mahindra Bank, Ltd.	66,045,575	1,380,675
HDFC Bank, Ltd.	51,430,287	941,825
HDFC Bank, Ltd. (ADR)	3,493,637	206,160
Edenred SA	11,409,680	712,880
ICICI Bank, Ltd.	58,307,379	666,822
ICICI Bank, Ltd. (ADR)	1,482,602	34,278
Banco Bilbao Vizcaya Argentaria, SA	65,285,364	531,588
Aon PLC, Class A	1,558,775	505,386
London Stock Exchange Group PLC	5,007,196	502,657
NU Holdings, Ltd. / Cayman Islands, Class A3	65,219,991	472,845
UBS Group AG	18,223,254	450,438
Aegon Ltd.	86,571,214	417,242
ING Groep NV	27,421,433	362,243
FinecoBank SpA	28,808,733	349,772
Prudential PLC	28,710,331	309,156
Bank Central Asia Tbk PT	512,475,300	292,377
UniCredit SpA	12,196,221	291,847
Brookfield Corp., Class A2	9,246,412	289,135
Jio Financial Services, Ltd.[3]	98,231,135	273,491
Bajaj Finserv, Ltd.	13,890,000	257,280
DBS Group Holdings, Ltd.	10,390,035	255,122
Bajaj Finance, Ltd.	2,635,688	247,173
B3 SA - Brasil, Bolsa, Balcao	90,503,866	221,283
CaixaBank, SA, non-registered shares	53,070,994	212,277
Axis Bank, Ltd.	16,949,964	210,587
Bank Mandiri (Persero) Tbk PT	523,357,000	204,029
AXA SA	6,713,891	198,868
3i Group PLC	7,559,175	190,268
Hana Financial Group, Inc.	5,836,956	183,563
United Overseas Bank, Ltd.	8,715,831	181,440
China Merchants Bank Co., Ltd., Class A	24,076,916	108,374
China Merchants Bank Co., Ltd., Class H	15,346,500	63,672
Worldline SA, non-registered shares[3]	5,093,602	142,429
Adyen NV3	184,036	136,420
Tokio Marine Holdings, Inc.	5,189,400	119,628
Euronext NV	1,712,171	119,153
Toronto-Dominion Bank (The)[2]	1,768,469	106,544
DNB Bank ASA	5,140,975	103,546
Ping An Insurance (Group) Company of China, Ltd., Class H	17,331,234	98,168
XP, Inc., Class A	4,051,571	93,389
East Money Information Co., Ltd., Class A	41,445,440	87,413
Bridgepoint Group PLC	35,982,791	84,471
Hong Kong Exchanges and Clearing, Ltd.	1,734,400	64,662
China Pacific Insurance (Group) Co., Ltd., Class H	22,947,600	57,005
Resona Holdings, Inc.[2]	10,299,100	56,921
Skandinaviska Enskilda Banken AB, Class A	4,304,207	51,268
Intact Financial Corp.	346,320	50,490
PagSeguro Digital, Ltd., Class A3	5,520,873	47,535
Hiscox, Ltd.	3,678,341	45,001
Grupo Financiero Banorte, SAB de CV, Series O	5,356,234	44,906
Discovery, Ltd.	5,648,469	40,970
Bank Rakyat Indonesia (Persero) Tbk PT	112,801,200	38,121
Postal Savings Bank of China Co., Ltd., Class H	71,873,000	36,133

EuroPacific Growth Fund	5

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Checkout Payments Group, Ltd., Class B3,4,5	479,280	$34,575
Partners Group Holding AG	26,148	29,423
HDFC Life Insurance Co., Ltd.	3,745,618	28,747
Erste Group Bank AG	811,140	28,021
Bank of Montreal	203,210	17,143
ABN AMRO Bank NV	1,198,898	16,976
Sberbank of Russia PJSC[4]	48,140,292	—	[6]
		15,061,831

Materials 8.50%
Fortescue Metals Group, Ltd.	125,274,435	1,680,036
Glencore PLC	281,757,603	1,611,318
Sika AG	5,151,024	1,305,564
First Quantum Minerals, Ltd.[1]	52,128,947	1,231,598
Shin-Etsu Chemical Co., Ltd.	31,485,100	913,836
Linde PLC	1,955,438	728,107
Vale SA, ordinary nominative shares	28,429,401	382,222
Vale SA (ADR), ordinary nominative shares	19,014,549	254,795
DSM-Firmenich AG	5,089,415	429,929
Heidelberg Materials AG, non-registered shares	4,509,788	350,332
Lundin Mining Corp.[1]	46,691,750	348,233
Ivanhoe Mines, Ltd., Class A2,3	30,431,159	260,790
CCL Industries, Inc., Class B, nonvoting shares[2]	6,053,477	254,083
Givaudan SA	39,003	127,675
Air Liquide SA, non-registered shares	752,699	126,843
Wacker Chemie AG	873,765	125,353
Arkema SA	1,254,564	123,710
CRH PLC	2,232,175	123,116
CEMEX, SAB de CV (ADR), ordinary participation certificates, units[3]	18,628,357	121,084
BASF SE	2,163,563	98,209
OCI NV	3,139,802	87,334
Rio Tinto PLC	1,157,767	72,728
		10,756,895

Energy 8.19%
Reliance Industries, Ltd.	97,278,649	2,730,608
Canadian Natural Resources, Ltd. (CAD denominated)[2]	39,949,939	2,583,621
Cenovus Energy, Inc. (CAD denominated)[2]	80,947,183	1,685,394
TotalEnergies SE	19,048,939	1,253,560
Woodside Energy Group, Ltd.	25,495,741	594,013
Aker BP ASA	14,623,747	404,158
Tourmaline Oil Corp.	7,614,507	383,178
Neste OYJ	10,303,334	349,897
BP PLC	22,565,456	145,702
INPEX Corp.	7,005,100	105,128
Shell PLC (EUR denominated)	2,434,011	78,457
MEG Energy Corp.[3]	2,437,976	47,440
Gazprom PJSC[4]	79,314,536	—	[6]
Rosneft Oil Co. PJSC[4]	3,432,340	—	[6]
		10,361,156

Consumer staples 6.04%
Nestlé SA	13,048,273	1,473,429
Kweichow Moutai Co., Ltd., Class A	4,334,282	1,075,339
Philip Morris International, Inc.	8,224,899	761,461
Ajinomoto Co., Inc.[2]	16,096,700	620,371
Seven & i Holdings Co., Ltd.	15,683,048	614,142
Danone SA	9,231,272	508,605
Pernod Ricard SA	2,094,277	348,615
Treasury Wine Estates, Ltd.	30,087,578	238,418
British American Tobacco PLC	6,829,207	214,383
Kobe Bussan Co., Ltd.[2]	7,079,100	166,026
Carlsberg A/S, Class B	1,286,202	162,076
Anheuser-Busch InBev SA/NV	2,862,231	157,618
Fomento Económico Mexicano, SAB de CV	13,765,300	150,334
Nissin Foods Holdings Co., Ltd.[2]	1,660,500	137,945
Reckitt Benckiser Group PLC	1,922,574	135,869
L’Oréal SA, non-registered shares	322,196	133,434

6	EuroPacific Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
JBS SA	34,476,100	$123,801
Godrej Consumer Products, Ltd.[3]	10,323,995	123,228
Uni-Charm Corp.	2,974,264	104,938
Diageo PLC	2,706,565	99,815
Avenue Supermarts, Ltd.[3]	2,222,151	98,335
Imperial Brands PLC	3,398,005	69,003
Asahi Group Holdings, Ltd.	1,254,500	46,902
Ocado Group PLC[3]	3,503,266	25,488
Foshan Haitian Flavouring and Food Co., Ltd., Class A	4,738,120	24,859
Proya Cosmetics Co., Ltd., Class A	1,360,130	18,918
Essity Aktiebolag, Class B	367,067	7,910
		7,641,262

Communication services 3.70%
Bharti Airtel, Ltd.	130,285,261	1,453,724
Bharti Airtel, Ltd., interim shares	3,458,788	22,234
Tencent Holdings, Ltd.	18,226,931	706,386
Publicis Groupe SA	5,595,280	422,537
Sea, Ltd., Class A (ADR)[3]	7,484,474	328,943
NetEase, Inc.	14,638,500	293,876
Informa PLC	22,722,007	207,051
SoftBank Group Corp.	4,876,400	206,377
Universal Music Group NV	7,325,986	190,511
Nippon Telegraph and Telephone Corp.	154,500,800	182,480
Ubisoft Entertainment SA3	5,331,044	172,680
Nintendo Co., Ltd.	3,820,200	159,150
Deutsche Telekom AG	6,576,349	138,100
Capcom Co., Ltd.[2]	1,645,000	59,110
Singapore Telecommunications, Ltd.	26,074,300	45,994
Spotify Technology SA3	206,252	31,895
América Móvil, SAB de CV, Class B (ADR)	1,171,047	20,283
HYBE Co., Ltd.[3]	100,594	17,736
MTN Group, Ltd.	2,768,664	16,458
Yandex NV, Class A3	1,300,000	14,209
		4,689,734

Utilities 0.83%
ENN Energy Holdings, Ltd.	55,028,307	454,815
Engie SA	13,994,989	214,591
E.ON SE	10,842,159	128,431
Equatorial Energia SA	17,576,371	112,105
China Resources Gas Group, Ltd.	16,510,200	48,015
National Grid PLC	2,344,745	27,989
Iberdrola, SA, non-registered shares	2,356,586	26,312
Enel SpA	4,142,015	25,416
Ørsted AS	169,698	9,239
		1,046,913

Real estate 0.51%
Goodman Logistics (HK), Ltd. REIT	14,243,122	197,313
ESR Group, Ltd.	136,936,200	192,003
KE Holdings, Inc., Class A (ADR)	6,446,821	100,055
Ayala Land, Inc.	150,304,607	78,198
China Resources Mixc Lifestyle Services, Ltd.	18,326,200	73,313
		640,882

Total common stocks (cost: $86,164,808,000)		117,211,438

Preferred securities 0.79%
Health care 0.39%
Sartorius AG, nonvoting non-registered preferred shares[2]	1,100,593	373,470
Grifols, SA, Class B, nonvoting non-registered preferred shares[3]	12,919,206	117,793
		491,263

EuroPacific Growth Fund	7

Preferred securities (continued)	Shares	Value (000)
Consumer discretionary 0.27%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,580,399	$336,743

Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	15,688,646	84,927
Banco Bradesco SA, preferred nominative shares	14,332,552	40,774
		125,701

Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares	936,000	37,789
Canva, Inc., Series A, noncumulative preferred shares[3,4,5]	3,308	3,528
Canva, Inc., Series A-3, noncumulative preferred shares[3,4,5]	133	142
Canva, Inc., Series A-4, noncumulative preferred shares[3,4,5]	11	12
Canva, Inc., Series A-5, noncumulative preferred shares[3,4,5]	9	10
		41,481

Total preferred securities (cost: $884,849,000)		995,188

Rights & warrants 0.09%
Health care 0.06%
WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[3,7]	5,960,795	70,957

Consumer discretionary 0.03%
Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[7]	5,565,400	42,308
Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[3]	3,493,271	2,594
		44,902

Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[3,4]	108,820	—	[6]

Total rights & warrants (cost: $116,426,000)		115,859

Short-term securities 6.85%
Money market investments 6.67%
Capital Group Central Cash Fund 5.44%[1,8]	84,450,535	8,444,209

Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 5.44%[1,8,9]	371,118	37,108
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.26%[8,9]	32,306,917	32,307
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.24%[8,9]	26,700,000	26,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[8,9]	26,700,000	26,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[8,9]	26,700,000	26,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.24%[8,9]	24,500,000	24,500
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[8,9]	22,300,000	22,300
Fidelity Investments Money Market Government Portfolio, Class I 5.23%[8,9]	15,600,000	15,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[8,9]	11,100,000	11,100
		223,015

Total short-term securities (cost: $8,667,653,000)		8,667,224
Total investment securities 100.33% (cost: $95,833,736,000)		126,989,709
Other assets less liabilities (0.33)%		(411,383)

Net assets 100.00%		$126,578,326

8	EuroPacific Growth Fund

Investments in affiliates1

	Value of affiliates at 4/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Common stocks 3.97%
Industrials 1.20%
Kingspan Group PLC	$688,557	$161,789	$9,676	$3,289	$47,772	$891,731	$6,015
Melrose Industries PLC	668,036	25,021	252,671	2,505	188,068	630,959	2,085
						1,522,690
Information technology 0.00%
NICE, Ltd.[3,10]	51,750	—	21,866	5,678	(15,682)	—	—
NICE, Ltd. (ADR)[2,3,10]	896,614	—	305,429	(7,808)	(181,080)	—	—
						—
Consumer discretionary 1.52%
Flutter Entertainment PLC[3]	1,874,750	43,269	55,330	25,092	(216,576)	1,671,205	—
Flutter Entertainment PLC (CDI)[3]	—	131,531	966	(33)	(22,349)	108,183	—
Dowlais Group PLC	—	250,330	1,304	165	(104,909)	144,282	1,915
						1,923,670
Materials 1.25%
First Quantum Minerals, Ltd.	1,163,840	52,395	15,779	14,289	16,853	1,231,598	8,022
Lundin Mining Corp.	320,997	—	4,407	(206)	31,849	348,233	6,241
						1,579,831
Energy 0.00%
Canadian Natural Resources, Ltd. (CAD denominated)[2,10]	3,254,271	102,976	1,191,519	364,348	53,545	—	60,490
Communication services 0.00%
Sea, Ltd., Class A (ADR)[3,10]	2,904,270	13,379	1,364,852	(281,312)	(942,542)	—	—
Total common stocks						5,026,191
Short-term securities 6.70%
Money market investments 6.67%
Capital Group Central Cash Fund 5.44%[8]	7,430,845	8,686,262	7,671,944	549	(1,503)	8,444,209	153,152
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.44%[8,9]	50,797		13,68911			37,108	—	[12]
Total short-term securities						8,481,317
Total 10.67%				$126,556	$(1,146,554)	$13,507,508	$237,920

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[3,4]	8/26/2021-11/4/2021	$64,403	$40,297	.03%
Canva, Inc., Series A, noncumulative preferred shares[3,4]	11/4/2021	5,639	3,528	.00	[13]
Canva, Inc., Series A-3, noncumulative preferred shares[3,4]	11/4/2021	227	142	.00	[13]
Canva, Inc., Series A-4, noncumulative preferred shares[3,4]	11/4/2021	19	12	.00	[13]
Canva, Inc., Series A-5, noncumulative preferred shares[3,4]	11/4/2021	15	10	.0013
Checkout Payments Group, Ltd., Class B3,4	1/11/2022	148,840	34,575	.03
Total		$219,143	$78,564	.06%

EuroPacific Growth Fund	9

[1]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	All or a portion of this security was on loan. The total value of all such securities was $586,724,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $78,564,000, which represented .06% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,265,000, which represented .09% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2023.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2023. Refer to the investment portfolio for the security value at 9/30/2023.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

10	EuroPacific Growth Fund

Financial statements

Statement of assets and liabilities	unaudited
at September 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $586,724 of investment securities on loan):
Unaffiliated issuers (cost: $83,070,752)	$113,482,201
Affiliated issuers (cost: $12,762,984)	13,507,508	$126,989,709
Cash		51,653
Cash denominated in currencies other than U.S. dollars (cost: $29,921)		29,929
Receivables for:
Sales of investments	643,985
Sales of fund’s shares	173,420
Dividends	364,990
Securities lending income	178
Other	9	1,182,582
		128,253,873
Liabilities:
Collateral for securities on loan		223,015
Payables for:
Purchases of investments	896,954
Repurchases of fund’s shares	143,583
Investment advisory services	44,866
Services provided by related parties	11,808
Trustees’ deferred compensation	4,881
U.S. and non-U.S. taxes	344,915
Other	5,525	1,452,532
Net assets at September 30, 2023		$126,578,326

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,051,713
Total distributable earnings		34,526,613
Net assets at September 30, 2023		$126,578,326

Refer to the notes to financial statements.

EuroPacific Growth Fund	11

Financial statements (continued)

Statement of assets and liabilities	unaudited
at September 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,470,758 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$18,798,791	366,739		$51.26
Class C	306,644	6,229		49.23
Class T	10	—	*	51.37
Class F-1	1,302,954	25,545		51.01
Class F-2	19,243,146	375,896		51.19
Class F-3	14,670,632	285,360		51.41
Class 529-A	1,202,750	23,816		50.50
Class 529-C	30,054	618		48.62
Class 529-E	44,222	887		49.84
Class 529-T	13	—	*	51.34
Class 529-F-1	10	—	*	50.48
Class 529-F-2	178,695	3,484		51.29
Class 529-F-3	10	—	*	51.25
Class R-1	99,646	2,067		48.22
Class R-2	571,683	11,753		48.64
Class R-2E	57,024	1,133		50.32
Class R-3	1,506,436	30,234		49.83
Class R-4	3,269,661	65,358		50.03
Class R-5E	812,391	15,958		50.91
Class R-5	3,559,138	69,401		51.28
Class R-6	60,924,416	1,186,280		51.36

*	Amount less than one thousand.

Refer to the notes to financial statements.

12	EuroPacific Growth Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended September 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $134,385; also includes $237,920 from affiliates)	$1,750,497
Interest from unaffiliated issuers	3,307
Securities lending income (net of fees)	3,047	$1,756,851
Fees and expenses*:
Investment advisory services	284,959
Distribution services	40,617
Transfer agent services	34,242
Administrative services	20,498
529 plan services	468
Reports to shareholders	1,541
Registration statement and prospectus	939
Trustees’ compensation	655
Auditing and legal	191
Custodian	7,457
State and local taxes	9
Other	125	391,701
Net investment income		1,365,150

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $63,128):
Unaffiliated issuers	3,639,123
Affiliated issuers	126,556
In-kind redemptions	669,434
Currency transactions	(14,473)	4,420,640
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $324,663):
Unaffiliated issuers	(10,321,335)
Affiliated issuers	(1,146,554)
Currency translations	(3,746)	(11,471,635)
Net realized gain and unrealized depreciation		(7,050,995)

Net decrease in net assets resulting from operations		$(5,685,845)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

EuroPacific Growth Fund	13

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended September 30, 2023*	Year ended March 31, 2023
Operations:
Net investment income	$1,365,150	$2,569,859
Net realized gain (loss)	4,420,640	(1,263,352)
Net unrealized depreciation	(11,471,635)	(8,285,713)
Net decrease in net assets resulting from operations	(5,685,845)	(6,979,206)

Distributions paid to shareholders	(485,830)	(2,567,051)

Net capital share transactions	(6,832,304)	(14,606,638)

Total decrease in net assets	(13,003,979)	(24,152,895)

Net assets:
Beginning of period	139,582,305	163,735,200
End of period	$126,578,326	$139,582,305

*	Unaudited.

Refer to the notes to financial statements.

14	EuroPacific Growth Fund

Notes to financial statements	unaudited

1. Organization

EuroPacific Growth Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

EuroPacific Growth Fund	15

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions

16	EuroPacific Growth Fund

on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$1,571,390	$16,886,458	$—		$18,457,848
Health care	1,077,166	15,524,242	—		16,601,408
Information technology	2,774,239	13,583,131	40,297		16,397,667
Consumer discretionary	2,740,820	12,815,022	—		15,555,842
Financials	2,089,094	12,938,162	34,575		15,061,831
Materials	3,580,912	7,175,983	—		10,756,895
Energy	4,699,633	5,661,523	—	*	10,361,156
Consumer staples	1,035,596	6,605,666	—		7,641,262
Communication services	381,121	4,308,613	—		4,689,734
Utilities	112,105	934,808	—		1,046,913
Real estate	100,055	540,827	—		640,882
Preferred securities	125,701	865,795	3,692		995,188
Rights & warrants	2,594	113,265	—	*	115,859
Short-term securities	8,667,224	—	—		8,667,224
Total	$28,957,650	$97,953,495	$78,564		$126,989,709

*	Amount less than one thousand.

EuroPacific Growth Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

18	EuroPacific Growth Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of September 30, 2023, the total value of securities on loan was $586,724,000, and the total value of collateral received was $614,574,000. Collateral received includes cash of $223,015,000 and U.S. government securities of $391,559,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended September 30, 2023, the fund recognized $676,000 in reclaims (net of $647,000 in fees and the effect of realized gain or loss from currency translations) and $87,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

EuroPacific Growth Fund	19

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$485,527
Capital loss carryforward*	(1,951,631)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of September 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$36,578,380
Gross unrealized depreciation on investments	(5,806,154)
Net unrealized appreciation on investments	30,772,226
Cost of investments	96,217,483

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended September 30, 2023					Year ended March 31, 2023
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$57,858		$—	$57,858		$221,555		$108,575		$330,130
Class C	386		—	386		2,112		2,357		4,469
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	4,271		—	4,271		16,205		8,324		24,529
Class F-2	74,930		—	74,930		254,810		110,961		365,771
Class F-3	58,031		—	58,031		206,837		83,944		290,781
Class 529-A	3,796		—	3,796		14,338		7,048		21,386
Class 529-C	36		—	36		195		259		454
Class 529-E	116		—	116		465		263		728
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	675		—	675		2,300		932		3,232
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	145		—	145		697		670		1,367
Class R-2	881		—	881		4,283		3,164		7,447
Class R-2E	124		—	124		512		337		849
Class R-3	3,871		—	3,871		16,186		10,136		26,322
Class R-4	10,875		—	10,875		43,638		21,713		65,351
Class R-5E	3,058		—	3,058		12,521		5,108		17,629
Class R-5	14,297		—	14,297		56,977		23,881		80,858
Class R-6	252,480		—	252,480		959,276		366,472		1,325,748
Total	$485,830		$—	$485,830		$1,812,907		$754,144		$2,567,051

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

20	EuroPacific Growth Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2023, the investment advisory services fees were $284,959,000, which were equivalent to an annualized rate of 0.416% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended September 30, 2023, the 529 plan services fees were $468,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

EuroPacific Growth Fund	21

For the six months ended September 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$23,829	$14,184		$3,023		Not applicable
Class C	1,722	234		52		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,801	1,098		218		Not applicable
Class F-2	Not applicable	10,997		3,054		Not applicable
Class F-3	Not applicable	162		2,306		Not applicable
Class 529-A	1,426	796		196		$388
Class 529-C	174	22		5		10
Class 529-E	120	19		7		14
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	29		28		56
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	538	54		16		Not applicable
Class R-2	2,270	1,064		91		Not applicable
Class R-2E	187	63		9		Not applicable
Class R-3	4,121	1,252		249		Not applicable
Class R-4	4,429	1,828		535		Not applicable
Class R-5E	Not applicable	671		131		Not applicable
Class R-5	Not applicable	1,060		588		Not applicable
Class R-6	Not applicable	709		9,990		Not applicable
Total class-specific expenses	$40,617	$34,242		$20,498		$468

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $655,000 in the fund’s statement of operations reflects $326,000 in current fees (either paid in cash or deferred) and a net increase of $329,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended September 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $338,892,000 and $524,486,000, respectively, which generated $151,353,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2023.

22	EuroPacific Growth Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended September 30, 2023

Class A	$546,498	10,062	$56,481		1,035		$(1,186,808)	(21,937)	$(583,829)	(10,840)
Class C	15,317	294	383		7		(63,844)	(1,227)	(48,144)	(926)
Class T	—	—	—		—		—	—	—	—
Class F-1	44,104	817	4,166		77		(167,883)	(3,141)	(119,613)	(2,247)
Class F-2	2,383,208	44,482	72,033		1,323		(2,266,516)	(41,918)	188,725	3,887
Class F-3	1,135,236	21,032	52,322		957		(1,116,880)	(20,602)	70,678	1,387
Class 529-A	44,266	830	3,795		71		(110,330)	(2,064)	(62,269)	(1,163)
Class 529-C	3,117	60	36		1		(9,241)	(179)	(6,088)	(118)
Class 529-E	1,805	34	116		2		(4,385)	(83)	(2,464)	(47)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	15,398	285	675		12		(15,305)	(282)	768	15
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	6,246	123	145		3		(13,013)	(255)	(6,622)	(129)
Class R-2	65,099	1,264	880		17		(75,667)	(1,471)	(9,688)	(190)
Class R-2E	6,233	118	124		2		(9,116)	(173)	(2,759)	(53)
Class R-3	114,998	2,189	3,866		73		(259,454)	(4,921)	(140,590)	(2,659)
Class R-4	265,521	5,053	10,874		204		(511,614)	(9,684)	(235,219)	(4,427)
Class R-5E	92,896	1,733	3,058		56		(136,199)	(2,525)	(40,245)	(736)
Class R-5	216,653	4,004	14,264		262		(611,461)	(11,315)	(380,544)	(7,049)
Class R-6	5,007,918	92,493	252,093		4,616		(10,714,412)	(197,859)	(5,454,401)	(100,750)
Total net increase (decrease)	$9,964,513	184,873	$475,311		8,718		$(17,272,128)	(319,636)	$(6,832,304)	(126,045)

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	23

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended March 31, 2023

Class A	$870,163	17,294	$322,091		6,548		$(2,939,573)	(58,968)	$(1,747,319)	(35,126)
Class C	32,645	671	4,441		94		(143,037)	(2,965)	(105,951)	(2,200)
Class T	—	—	—		—		—	—	—	—
Class F-1	103,734	2,083	23,688		484		(398,679)	(7,977)	(271,257)	(5,410)
Class F-2	3,963,028	79,235	350,797		7,146		(7,628,755)	(153,600)	(3,314,930)	(67,219)
Class F-3	3,027,141	60,603	262,610		5,330		(4,920,491)	(98,933)	(1,630,740)	(33,000)
Class 529-A	87,053	1,758	21,379		441		(186,220)	(3,777)	(77,788)	(1,578)
Class 529-C	6,301	132	453		10		(20,805)	(436)	(14,051)	(294)
Class 529-E	3,058	63	728		15		(6,902)	(141)	(3,116)	(63)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	26,562	528	3,233		66		(28,431)	(578)	1,364	16
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	14,336	301	1,366		30		(30,529)	(645)	(14,827)	(314)
Class R-2	134,872	2,868	7,445		159		(137,384)	(2,876)	4,933	151
Class R-2E	10,601	216	849		17		(16,003)	(326)	(4,553)	(93)
Class R-3	245,850	5,055	26,293		550		(597,138)	(12,213)	(324,995)	(6,608)
Class R-4	492,635	10,165	65,306		1,360		(1,297,109)	(26,512)	(739,168)	(14,987)
Class R-5E	196,991	3,966	17,628		361		(367,041)	(7,289)	(152,422)	(2,962)
Class R-5	430,996	8,588	80,681		1,641		(1,275,643)	(25,562)	(763,966)	(15,333)
Class R-6	9,176,005	183,062	1,323,491		26,879		(15,947,348)	(316,060)	(5,447,852)	(106,119)
Total net increase (decrease)	$18,821,971	376,588	$2,512,479		51,131		$(35,941,088)	(718,858)	$(14,606,638)	(291,139)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,897,472,000 and $23,545,669,000, respectively, during the six months ended September 30, 2023.

24	EuroPacific Growth Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
9/30/2023[5,6]	$53.82	$.47	$(2.87)	$(2.40)	$(.16)	$—	$(.16)	$51.26	(4.49)%[7]	$18,799		.84%[8]		.84%[8]		1.73%[8]
3/31/2023	56.81	.80	(2.94)	(2.14)	(.58)	(.27)	(.85)	53.82	(3.62)	20,320		.84		.84		1.60
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94)	(5.41)	(6.35)	56.81	(9.65)	23,445		.80		.80		.85
3/31/2021	43.13	.34	25.63	25.97	(.12)	—	(.12)	68.98	60.22	27,945		.83		.83		.58
3/31/2020	50.99	.53	(6.84)	(6.31)	(.58)	(.97)	(1.55)	43.13	(13.03)	19,075		.84		.84		1.02
3/31/2019	56.66	.71	(3.52)	(2.81)	(.62)	(2.24)	(2.86)	50.99	(4.97)	24,704		.83		.83		1.37
Class C:
9/30/2023[5,6]	51.79	.26	(2.76)	(2.50)	(.06)	—	(.06)	49.23	(4.84)[7]	307		1.59	[8]	1.59	[8]	.99	[8]
3/31/2023	54.77	.43	(2.86)	(2.43)	(.28)	(.27)	(.55)	51.79	(4.35)	371		1.58		1.58		.89
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50)	(5.41)	(5.91)	54.77	(10.32)	512		1.55		1.55		.11
3/31/2021	41.98	(.09)	24.87	24.78	—	—	—	66.76	59.03	706		1.56		1.56		(.15)
3/31/2020	49.70	.15	(6.69)	(6.54)	(.21)	(.97)	(1.18)	41.98	(13.68)	654		1.58		1.58		.30
3/31/2019	55.32	.31	(3.41)	(3.10)	(.28)	(2.24)	(2.52)	49.70	(5.70)	1,015		1.60		1.60		.62
Class T:
9/30/2023[5,6]	53.89	.55	(2.88)	(2.33)	(.19)	—	(.19)	51.37	(4.36)[7,9]	—	[10]	.55	[8,9]	.55	[8,9]	2.01	[8,9]
3/31/2023	56.86	.93	(2.95)	(2.02)	(.68)	(.27)	(.95)	53.89	(3.37)[9]	—	[10]	.57	[9]	.57	[9]	1.84	[9]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[9]	—	[10]	.57	[9]	.57	[9]	1.09	[9]
3/31/2021	43.13	.49	25.65	26.14	(.23)	—	(.23)	69.04	60.61 [9]	—	[10]	.58	[9]	.58	[9]	.82	[9]
3/31/2020	50.99	.65	(6.82)	(6.17)	(.72)	(.97)	(1.69)	43.13	(12.82)[9]	—	[10]	.59	[9]	.59	[9]	1.25	[9]
3/31/2019	56.69	.83	(3.54)	(2.71)	(.75)	(2.24)	(2.99)	50.99	(4.76)[9]	—	[10]	.59	[9]	.59	[9]	1.60	[9]
Class F-1:
9/30/2023[5,6]	53.56	.46	(2.85)	(2.39)	(.16)	—	(.16)	51.01	(4.50)[7]	1,303		.86	[8]	.86	[8]	1.71	[8]
3/31/2023	56.53	.80	(2.93)	(2.13)	(.57)	(.27)	(.84)	53.56	(3.61)	1,489		.85		.85		1.61
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90)	(5.41)	(6.31)	56.53	(9.71)	1,877		.84		.84		.81
3/31/2021	42.93	.33	25.51	25.84	(.10)	—	(.10)	68.67	60.21	2,439		.84		.84		.56
3/31/2020	50.75	.53	(6.82)	(6.29)	(.56)	(.97)	(1.53)	42.93	(13.05)	2,259		.85		.85		1.02
3/31/2019	56.40	.74	(3.57)	(2.83)	(.58)	(2.24)	(2.82)	50.75	(5.01)	3,232		.87		.87		1.43
Class F-2:
9/30/2023[5,6]	53.71	.54	(2.87)	(2.33)	(.19)	—	(.19)	51.19	(4.37)[7]	19,243		.57	[8]	.57	[8]	1.99	[8]
3/31/2023	56.66	.95	(2.95)	(2.00)	(.68)	(.27)	(.95)	53.71	(3.36)	19,982		.57		.57		1.89
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887		.57		.57		1.08
3/31/2021	43.00	.50	25.56	26.06	(.23)	—	(.23)	68.83	60.61	26,751		.57		.57		.83
3/31/2020	50.83	.66	(6.81)	(6.15)	(.71)	(.97)	(1.68)	43.00	(12.80)	18,607		.59		.59		1.27
3/31/2019	56.52	.82	(3.52)	(2.70)	(.75)	(2.24)	(2.99)	50.83	(4.75)	24,585		.59		.59		1.58
Class F-3:
9/30/2023[5,6]	53.93	.57	(2.88)	(2.31)	(.21)	—	(.21)	51.41	(4.31)[7]	14,670		.46	[8]	.46	[8]	2.11	[8]
3/31/2023	56.87	1.00	(2.95)	(1.95)	(.72)	(.27)	(.99)	53.93	(3.25)	15,313		.46		.46		1.98
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026		.46		.46		1.19
3/31/2021	43.12	.56	25.66	26.22	(.28)	—	(.28)	69.06	60.78	19,700		.46		.46		.94
3/31/2020	50.98	.70	(6.82)	(6.12)	(.77)	(.97)	(1.74)	43.12	(12.70)	12,239		.47		.47		1.34
3/31/2019	56.68	.82	(3.48)	(2.66)	(.80)	(2.24)	(3.04)	50.98	(4.65)	11,993		.49		.49		1.60
Class 529-A:
9/30/2023[5,6]	53.03	.46	(2.84)	(2.38)	(.15)	—	(.15)	50.50	(4.50)[7]	1,203		.86	[8]	.86	[8]	1.71	[8]
3/31/2023	56.00	.78	(2.91)	(2.13)	(.57)	(.27)	(.84)	53.03	(3.66)	1,325		.87		.87		1.57
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93)	(5.41)	(6.34)	56.00	(9.67)	1,487		.83		.83		.83
3/31/2021	42.58	.32	25.30	25.62	(.12)	—	(.12)	68.08	60.16	1,736		.85		.85		.55
3/31/2020	50.35	.51	(6.75)	(6.24)	(.56)	(.97)	(1.53)	42.58	(13.05)	1,096		.87		.87		.98
3/31/2019	56.00	.67	(3.49)	(2.82)	(.59)	(2.24)	(2.83)	50.35	(5.04)	1,376		.89		.89		1.31

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	25

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2023[5,6]	$51.16	$.24	$(2.73)	$(2.49)	$(.05)	$—	$(.05)	$48.62	(4.87)%[7]	$30		1.64%[8]		1.64%[8]		.93%[8]
3/31/2023	54.10	.40	(2.83)	(2.43)	(.24)	(.27)	(.51)	51.16	(4.40)	38		1.64		1.64		.84
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45)	(5.41)	(5.86)	54.10	(10.37)	56		1.60		1.60		.06
3/31/2021	41.51	(.08)	24.57	24.49	—	—	—	66.00	59.00	83		1.60		1.60		(.15)
3/31/2020	49.18	.13	(6.62)	(6.49)	(.21)	(.97)	(1.18)	41.51	(13.72)	148		1.61		1.61		.26
3/31/2019	54.79	.29	(3.38)	(3.09)	(.28)	(2.24)	(2.52)	49.18	(5.72)	219		1.64		1.64		.59
Class 529-E:
9/30/2023[5,6]	52.37	.39	(2.79)	(2.40)	(.13)	—	(.13)	49.84	(4.61)[7]	44		1.10	[8]	1.10	[8]	1.47	[8]
3/31/2023	55.34	.66	(2.87)	(2.21)	(.49)	(.27)	(.76)	52.37	(3.86)	49		1.09		1.09		1.34
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77)	(5.41)	(6.18)	55.34	(9.90)	55		1.07		1.07		.59
3/31/2021	42.15	.19	25.04	25.23	(.02)	—	(.02)	67.36	59.81	67		1.07		1.07		.34
3/31/2020	49.87	.39	(6.70)	(6.31)	(.44)	(.97)	(1.41)	42.15	(13.24)	46		1.09		1.09		.77
3/31/2019	55.50	.55	(3.44)	(2.89)	(.50)	(2.24)	(2.74)	49.87	(5.24)	60		1.11		1.11		1.09
Class 529-T:
9/30/2023[5,6]	53.87	.53	(2.87)	(2.34)	(.19)	—	(.19)	51.34	(4.37)[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	1.96	[8,9]
3/31/2023	56.83	.90	(2.93)	(2.03)	(.66)	(.27)	(.93)	53.87	(3.41)[9]	—	[10]	.62	[9]	.62	[9]	1.80	[9]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[9]	—	[10]	.62	[9]	.62	[9]	1.03	[9]
3/31/2021	43.12	.46	25.64	26.10	(.21)	—	(.21)	69.01	60.54 [9]	—	[10]	.63	[9]	.63	[9]	.77	[9]
3/31/2020	50.98	.63	(6.83)	(6.20)	(.69)	(.97)	(1.66)	43.12	(12.87)[9]	—	[10]	.64	[9]	.64	[9]	1.19	[9]
3/31/2019	56.68	.79	(3.53)	(2.74)	(.72)	(2.24)	(2.96)	50.98	(4.82)[9]	—	[10]	.65	[9]	.65	[9]	1.52	[9]
Class 529-F-1:
9/30/2023[5,6]	52.98	.50	(2.82)	(2.32)	(.18)	—	(.18)	50.48	(4.40)[7,9]	—	[10]	.68	[8,9]	.68	[8,9]	1.88	[8,9]
3/31/2023	55.93	.86	(2.89)	(2.03)	(.65)	(.27)	(.92)	52.98	(3.48)[9]	—	[10]	.66	[9]	.66	[9]	1.75	[9]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[9]	—	[10]	.65	[9]	.65	[9]	1.00	[9]
3/31/2021	42.54	.56	25.20	25.76	(.27)	—	(.27)	68.03	60.52 [9]	—	[10]	.63	[9]	.63	[9]	1.07	[9]
3/31/2020	50.32	.62	(6.75)	(6.13)	(.68)	(.97)	(1.65)	42.54	(12.86)	126		.64		.64		1.20
3/31/2019	55.99	.76	(3.47)	(2.71)	(.72)	(2.24)	(2.96)	50.32	(4.81)	145		.66		.66		1.50
Class 529-F-2:
9/30/2023[5,6]	53.81	.55	(2.88)	(2.33)	(.19)	—	(.19)	51.29	(4.36)[7]	179		.55	[8]	.55	[8]	2.02	[8]
3/31/2023	56.77	.93	(2.94)	(2.01)	(.68)	(.27)	(.95)	53.81	(3.37)	187		.58		.58		1.86
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196		.59		.59		1.06
3/31/2021[5,11]	57.39	.13	11.63	11.76	(.21)	—	(.21)	68.94	20.50 [7]	208		.25	[7]	.25	[7]	.19	[7]
Class 529-F-3:
9/30/2023[5,6]	53.76	.55	(2.86)	(2.31)	(.20)	—	(.20)	51.25	(4.33)[7]	—	[10]	.53	[8]	.53	[8]	2.03	[8]
3/31/2023	56.72	.94	(2.93)	(1.99)	(.70)	(.27)	(.97)	53.76	(3.35)	—	[10]	.53		.53		1.88
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	—	[10]	.52		.52		1.13
3/31/2021[5,11]	57.39	.16	11.62	11.78	(.28)	—	(.28)	68.89	20.54 [7]	—	[10]	.27	[7]	.22	[7]	.23	[7]
Class R-1:
9/30/2023[5,6]	50.73	.26	(2.70)	(2.44)	(.07)	—	(.07)	48.22	(4.84)[7]	100		1.56	[8]	1.56	[8]	1.01	[8]
3/31/2023	53.68	.42	(2.79)	(2.37)	(.31)	(.27)	(.58)	50.73	(4.30)	111		1.56		1.56		.89
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51)	(5.41)	(5.92)	53.68	(10.34)	135		1.56		1.56		.10
3/31/2021	41.23	(.09)	24.43	24.34	—	—	—	65.57	59.03	182		1.57		1.57		(.16)
3/31/2020	48.86	.14	(6.56)	(6.42)	(.24)	(.97)	(1.21)	41.23	(13.68)	144		1.58		1.58		.29
3/31/2019	54.46	.31	(3.37)	(3.06)	(.30)	(2.24)	(2.54)	48.86	(5.71)	209		1.60		1.60		.61

Refer to the end of the table for footnotes.

26	EuroPacific Growth Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2023[5,6]	$51.18	$.26	$(2.72)	$(2.46)	$(.08)	$—	$(.08)	$48.64	(4.83)%[7]	$572	1.56%[8]		1.56%[8]		1.00%[8]
3/31/2023	54.18	.43	(2.81)	(2.38)	(.35)	(.27)	(.62)	51.18	(4.28)	611	1.52		1.52		.89
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57)	(5.41)	(5.98)	54.18	(10.32)	639	1.55		1.55		.11
3/31/2021	41.60	(.08)	24.65	24.57	—	—	—	66.17	59.03	731	1.55		1.55		(.14)
3/31/2020	49.30	.14	(6.61)	(6.47)	(.26)	(.97)	(1.23)	41.60	(13.65)	534	1.57		1.57		.28
3/31/2019	54.93	.31	(3.39)	(3.08)	(.31)	(2.24)	(2.55)	49.30	(5.71)	690	1.60		1.60		.61
Class R-2E:
9/30/2023[5,6]	52.90	.35	(2.82)	(2.47)	(.11)	—	(.11)	50.32	(4.69)[7]	57	1.26	[8]	1.26	[8]	1.31	[8]
3/31/2023	55.91	.58	(2.90)	(2.32)	(.42)	(.27)	(.69)	52.90	(4.03)	63	1.27		1.27		1.17
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60)	(5.41)	(6.01)	55.91	(10.09)	71	1.27		1.27		.40
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27		1.27		.14
3/31/2020	50.42	.29	(6.76)	(6.47)	(.38)	(.97)	(1.35)	42.60	(13.40)	77	1.28		1.28		.56
3/31/2019	55.76	.77	(3.74)	(2.97)	(.13)	(2.24)	(2.37)	50.42	(5.46)	89	1.31		1.31		1.47
Class R-3:
9/30/2023[5,6]	52.36	.39	(2.80)	(2.41)	(.12)	—	(.12)	49.83	(4.61)[7]	1,506	1.11	[8]	1.11	[8]	1.46	[8]
3/31/2023	55.32	.66	(2.88)	(2.22)	(.47)	(.27)	(.74)	52.36	(3.89)	1,722	1.11		1.11		1.34
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74)	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11		1.11		.55
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12		1.12		.29
3/31/2020	49.86	.38	(6.70)	(6.32)	(.42)	(.97)	(1.39)	42.15	(13.28)	2,395	1.13		1.13		.75
3/31/2019	55.48	.55	(3.45)	(2.90)	(.48)	(2.24)	(2.72)	49.86	(5.26)	3,446	1.14		1.14		1.08
Class R-4:
9/30/2023[5,6]	52.53	.47	(2.81)	(2.34)	(.16)	—	(.16)	50.03	(4.47)[7]	3,270	.81	[8]	.81	[8]	1.76	[8]
3/31/2023	55.46	.80	(2.87)	(2.07)	(.59)	(.27)	(.86)	52.53	(3.59)	3,665	.81		.81		1.64
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93)	(5.41)	(6.34)	55.46	(9.67)	4,701	.81		.81		.85
3/31/2021	42.19	.34	25.08	25.42	(.12)	—	(.12)	67.49	60.24	6,256	.81		.81		.60
3/31/2020	49.91	.54	(6.71)	(6.17)	(.58)	(.97)	(1.55)	42.19	(13.03)	5,278	.82		.82		1.04
3/31/2019	55.52	.69	(3.46)	(2.77)	(.60)	(2.24)	(2.84)	49.91	(4.99)	7,715	.84		.84		1.37
Class R-5E:
9/30/2023[5,6]	53.42	.53	(2.85)	(2.32)	(.19)	—	(.19)	50.91	(4.37)[7]	812	.61	[8]	.61	[8]	1.96	[8]
3/31/2023	56.37	.90	(2.92)	(2.02)	(.66)	(.27)	(.93)	53.42	(3.42)	892	.62		.62		1.80
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108	.62		.62		1.12
3/31/2021	42.77	.47	25.44	25.91	(.21)	—	(.21)	68.47	60.54	2,241	.61		.61		.81
3/31/2020	50.58	.62	(6.76)	(6.14)	(.70)	(.97)	(1.67)	42.77	(12.82)	1,745	.62		.62		1.20
3/31/2019	56.29	.62	(3.33)	(2.71)	(.76)	(2.24)	(3.00)	50.58	(4.78)	1,511	.63		.63		1.24
Class R-5:
9/30/2023[5,6]	53.80	.56	(2.88)	(2.32)	(.20)	—	(.20)	51.28	(4.34)[7]	3,559	.52	[8]	.52	[8]	2.06	[8]
3/31/2023	56.74	.97	(2.94)	(1.97)	(.70)	(.27)	(.97)	53.80	(3.31)	4,113	.51		.51		1.94
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208	.51		.51		1.16
3/31/2021	43.04	.53	25.61	26.14	(.26)	—	(.26)	68.92	60.74	7,032	.51		.51		.90
3/31/2020	50.88	.70	(6.82)	(6.12)	(.75)	(.97)	(1.72)	43.04	(12.75)	5,759	.52		.52		1.33
3/31/2019	56.57	.89	(3.57)	(2.68)	(.77)	(2.24)	(3.01)	50.88	(4.71)	7,283	.54		.54		1.72
Class R-6:
9/30/2023[5,6]	53.87	.57	(2.87)	(2.30)	(.21)	—	(.21)	51.36	(4.30)[7]	60,924	.46	[8]	.46	[8]	2.10	[8]
3/31/2023	56.81	.99	(2.94)	(1.95)	(.72)	(.27)	(.99)	53.87	(3.25)	69,331	.46		.46		1.97
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147	.46		.46		1.19
3/31/2021	43.08	.56	25.64	26.20	(.28)	—	(.28)	69.00	60.78	91,476	.46		.46		.94
3/31/2020	50.93	.71	(6.82)	(6.11)	(.77)	(.97)	(1.74)	43.08	(12.70)	60,141	.47		.47		1.36
3/31/2019	56.63	.86	(3.52)	(2.66)	(.80)	(2.24)	(3.04)	50.93	(4.66)	68,234	.49		.49		1.68

Refer to the end of the table for footnotes.

EuroPacific Growth Fund	27

Financial highlights (continued)

	Six months ended September 30,	Year ended March 31,
	2023[5,6,7]	2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	13%	34%	29%	32%	38%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

28	EuroPacific Growth Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2023, through September 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPacific Growth Fund	29

Expense example (continued)

	Beginning account value 4/1/2023	Ending account value 9/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$955.13	$4.12	.84%
Class A – assumed 5% return	1,000.00	1,020.86	4.26	.84
Class C – actual return	1,000.00	951.62	7.78	1.59
Class C – assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class T – actual return	1,000.00	956.41	2.70	.55
Class T – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class F-1 – actual return	1,000.00	954.96	4.21	.86
Class F-1 – assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 – actual return	1,000.00	956.33	2.80	.57
Class F-2 – assumed 5% return	1,000.00	1,022.21	2.89	.57
Class F-3 – actual return	1,000.00	956.89	2.26	.46
Class F-3 – assumed 5% return	1,000.00	1,022.76	2.33	.46
Class 529-A – actual return	1,000.00	955.01	4.21	.86
Class 529-A – assumed 5% return	1,000.00	1,020.76	4.36	.86
Class 529-C – actual return	1,000.00	951.30	8.02	1.64
Class 529-C – assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class 529-E – actual return	1,000.00	953.94	5.39	1.10
Class 529-E – assumed 5% return	1,000.00	1,019.55	5.57	1.10
Class 529-T – actual return	1,000.00	956.31	2.99	.61
Class 529-T – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class 529-F-1 – actual return	1,000.00	955.99	3.33	.68
Class 529-F-1 – assumed 5% return	1,000.00	1,021.66	3.45	.68
Class 529-F-2 – actual return	1,000.00	956.35	2.70	.55
Class 529-F-2 – assumed 5% return	1,000.00	1,022.31	2.79	.55
Class 529-F-3 – actual return	1,000.00	956.74	2.60	.53
Class 529-F-3 – assumed 5% return	1,000.00	1,022.41	2.69	.53
Class R-1 – actual return	1,000.00	951.57	7.63	1.56
Class R-1 – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class R-2 – actual return	1,000.00	951.74	7.63	1.56
Class R-2 – assumed 5% return	1,000.00	1,017.25	7.89	1.56
Class R-2E – actual return	1,000.00	953.11	6.17	1.26
Class R-2E – assumed 5% return	1,000.00	1,018.75	6.38	1.26
Class R-3 – actual return	1,000.00	953.90	5.44	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class R-4 – actual return	1,000.00	955.27	3.97	.81
Class R-4 – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class R-5E – actual return	1,000.00	956.29	2.99	.61
Class R-5E – assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-5 – actual return	1,000.00	956.63	2.55	.52
Class R-5 – assumed 5% return	1,000.00	1,022.46	2.64	.52
Class R-6 – actual return	1,000.00	956.99	2.26	.46
Class R-6 – assumed 5% return	1,000.00	1,022.76	2.33	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

30	EuroPacific Growth Fund

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EuroPacific Growth Fund	31

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32	EuroPacific Growth Fund

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EuroPacific Growth Fund	33

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34	EuroPacific Growth Fund

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EuroPacific Growth Fund	35

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	EuroPacific Growth Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2023

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2023